Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory
Note 9

Income taxes

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Tax expense / (benefit)
Swiss
Current 883 730 680
Deferred 152 (15) 34
Total Swiss 1,035 715 714
Non-Swiss
Current 684 718 884
Deferred (846) 509 400
Total non-Swiss (162) 1,227 1,284
Total income tax expense / (benefit) recognized in the income statement 873 1,942 1,998
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits

of UBS Switzerland AG and other Swiss entities.
The Swiss deferred tax expenses primarily related to the amortization of deferred tax assets (DTAs), as deductions related to temporary differences were made against profits.
The non-Swiss

current tax

expenses related

to expenses

of USD
100
m in

respect of

US corporate

alternative minimum
tax (CAMT) and USD 584
m in respect of other taxable profits of non-Swiss subsidiaries and branches.
The non-Swiss net deferred tax

benefit primarily related to a

benefit of USD
754
m in respect of

remeasurements of DTAs,
which

included

USD
480
m

in

respect

of

net

upward

revaluations

of

DTAs

for

certain

entities

in

connection

with

the
Group’s business planning process and USD 274 m in respect of an increase in DTAs that resulted from an increase in the expected value of future tax deductions for deferred compensation awards due to an increase in the Group’s share price during the year.

In addition, the

net deferred tax

benefit also included

a benefit of

USD
100
m in respect

of the recognition
of DTAs

for

tax

credits carried

forward

in respect

of CAMT,

which

was

partly

offset

by a

net

deferred

tax expense

of
USD 8 m.
The low effective

tax rate for

the year of
3.0
% primarily reflected

that the negative

goodwill gain that

was recorded in
the income statement

did not result

in any tax

expense, as well

as the aforementioned tax

benefit of USD
754 m in respect
of the remeasurement

of DTAs. However,

these benefits

were partly offset

by the impact

of operating losses

that were
incurred by certain entities,

reflecting integration-related

expenses and restructuring costs,

that did not result

in any tax
benefits because they cannot

be offset with profits

of other group entities and

they did not result in

any DTA recognition.
If further

such operating

losses are

incurred in

2024, the

Group’s tax

expense for

the year

may be

significantly higher
than the Group’s structural rate of 23
%, but the Group’s effective tax rate

is expected to decrease towards the structural
rate in subsequent years, as such losses decrease.

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Operating profit / (loss) before tax 28,739 9,604 9,484
of which: Swiss 32,300 4,425 3,334
of which: non-Swiss (3,561) 5,178 6,150
Income taxes at Swiss tax rate of 18.5 % for 2023, 18 % for 2022 and 18.5 % for 2021 5,317 1,729 1,755
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (224) 284 234
Tax effects of losses not recognized 1,584 74 124
Previously unrecognized tax losses now utilized (401) (217) (179)
Non-taxable and lower-taxed income
1
(5,730) (335) (278)
Non-deductible expenses and additional taxable income 1,651 429 510
Adjustments related to prior years, current tax (87) (41) (40)
Adjustments related to prior years, deferred tax (1) 13 (10)
Change in deferred tax recognition (1,288) (217) (342)
Adjustments to deferred tax balances arising from changes

in tax rates
26 0 (5)
Other items 25 222 231
Income tax expense / (benefit) 873 1,942 1,998
1 The reconciling item for non-taxable and lower-taxed

income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation to

the acquisition of Credit Suisse did
not result in any tax expense.

The components of

operating profit before tax,

and the differences between

income tax expense

reflected in the

financial
statements and the amounts calculated at the Swiss tax rate,

are provided in the table above and explained

below.
Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss
tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the

Swiss tax rate to
the tax expense that would arise at the applicable

local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax

rate to the tax benefit that would arise

at the applicable local tax rate.
Tax effects of losses
not recognized
This item relates to tax losses of entities arising in the

year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses

as described
above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and
the tax expense calculated by applying the local

tax rate on those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in

respect of permanent differences. These include deductions in respect of
profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also

include deductions
made for tax purposes, which are not reflected in the

accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for

the year in respect of permanent differences. These include

income that
is recognized for tax purposes by an entity but is

not included in its profit that is reported in the financial statements, as
well as expenses for the year that are non-deductible

(e.g., client entertainment costs are not deductible

in certain
locations).
Adjustments related to
prior years,

current tax
This item relates to adjustments to current tax expense for

prior years (e.g., if the tax payable for a year is

agreed with the
tax authorities in an amount that differs from the amount

previously reflected in the financial statements).
Adjustments related to
prior years,

deferred
tax
This item relates to adjustments to deferred tax positions

recognized in prior years (e.g., if a tax loss

for a year is fully
recognized and the amount of the tax loss agreed with

the tax authorities is expected to differ from the

amount previously
recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes

in temporary differences in the year, for which deferred tax is not recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax

losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively,

changing the tax cost of additional taxable

income from taxable temporary
differences and therefore the deferred tax liability.
Other items
Other items include other differences between profits or losses at the local tax rate and the actual local tax

expense or
benefit, including movements in provisions for uncertain

positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax expense of USD 314 m was recognized in Other comprehensive income

(2022: net benefit of USD
1,116 m) and
a net tax benefit of USD 19 m was recognized in Share premium (2022: net benefit of USD 13 m).
Deferred tax assets and liabilities
The Group has gross

DTAs, valuation

allowances and recognized

DTAs related

to tax loss carry-forwards

and deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table
below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the

last remeasurement

period,
management

did not

consider

it probable

that

there

would be

sufficient

future

taxable

profits

available

to utilize

the
related tax loss carry-forwards and deductible

temporary differences.
The recognition of DTAs is

supported by forecasts of taxable

profits for the entities concerned.

In addition, tax planning
opportunities are available that would

result in additional future taxable

income and these would be

utilized, if necessary.
Deferred tax

liabilities are recognized

in respect of

investments in subsidiaries,

branches and associates,

and interests in
joint arrangements, except

to the extent that

the Group can control the

timing of the reversal

of the associated taxable
temporary difference and it is probable that such will not reverse in the foreseeable future. However, as of 31 December
2023, this exception was not considered to apply to any

taxable temporary differences.

USD m 31.12.23 31.12.22
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,070 (16,078) 2,992 12,708 (8,720) 3,988
Unused tax credits 95 0 95 0 0 0
Temporary differences 11,159 (3,564) 7,595 5,814 (414) 5,400 of which: related to real estate costs capitalized for US

tax
purposes 2,703 0 2,703 2,485 0 2,485
of which: related to compensation and benefits 1,795 (471) 1,324 1,194 (175) 1,018 of which: related to cash flow hedges 765 (139) 626 947 0 947 of which: other 5,896 (2,954) 2,942 1,188 (238) 950
Total deferred tax assets 30,324 (19,642) 10,682 2 18,522 (9,134) 9,389 2 of which: related to the US 9,023 8,294
of which: related to other locations 1,659 1,095
Deferred tax liabilities
Total deferred tax liabilities 325 236
1 After offset of DTLs, as applicable.

2 As of 31 December 2023, the Group recognized DTAs of USD
426 m (31 December 2022: USD 471
m) in respect of entities that incurred losses in either

the current or preceding
year.
In general, US federal tax losses incurred prior

to 31 December 2017 can be carried

forward for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely,

although the utilization of such

losses is limited to

80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25% or 50%

of future year taxable

profits, depending on when

the tax losses

arose. The amounts of

US tax loss
carry-forwards that

are included

in the table

below are

based on their

amount for

federal tax

purposes rather

than for
state and local tax purposes.

Unrecognized tax loss carry-forwards
USD m 31.12.23 31.12.22
Within 1 year 342 231
From 2 to 5 years 10,839 2,184
From 6 to 10 years 7,114 11,106
From 11 to 20 years 1,818 1,610
No expiry 44,222 16,960
Total 64,335 32,091
of which: related to the US
1
12,354 13,350
of which: related to the UK 37,773 14,332
of which: related to other locations 14,208 4,409
1 Related to UBS AG’s US branch.